RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Basic and Diluted net loss per share of common stock (Details) - USD ($)	1 Months Ended		3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (7,221)	$ (7,221)	$ (1,926,408)	$ (4,433,185)	$ 8,734,669	$ (12,971,424)		$ 2,375,076
Weighted average shares outstanding - basic and diluted			23,000,000					23,000,000
Class A ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding - basic and diluted						6,052,632
Basic and diluted net loss per share						$ (1.15)
Class B ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding - basic and diluted		5,750,000	5,750,000			5,197,368		5,750,000
Basic and diluted net loss per share		$ 0.00	$ (0.07)			$ (1.15)		$ 0.08
As Previously Reported | Class A ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				$ (4,433,185)	$ 8,734,669	$ (12,971,424)	$ 4,301,484
Weighted average shares outstanding - basic and diluted				23,000,000	23,000,000	23,000,000	23,000,000
As Previously Reported | Class B ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				$ (4,433,185)	$ 8,734,669	$ (12,971,424)	$ 4,301,484
Weighted average shares outstanding - basic and diluted				5,750,000	5,750,000		5,750,000
Basic and diluted net loss per share				$ (0.77)	$ 1.52	$ (3.80)	$ 0.75
Weighted average shares outstanding, basic						5,194,656
Revision Adjustment | Class A ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Weighted average shares outstanding - basic and diluted						(16,947,368)
Basic and diluted net loss per share				(0.15)	0.30	$ (1.15)	0.15
Revision Adjustment | Class B ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Basic and diluted net loss per share				$ 0.62	$ (1.22)	$ 2.65	$ (0.60)
Weighted average shares outstanding, basic						2,712
As Restated | Class A ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss						$ (12,971,424)
Weighted average shares outstanding - basic and diluted						6,052,632
Basic and diluted net loss per share						$ (1.15)
As Restated | Class B ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss						$ (12,971,424)
Basic and diluted net loss per share						$ (1.15)
Weighted average shares outstanding, basic						5,197,368